Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

FHA Permanent Securities (1.9% of net assets)

	Interest Rate	Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Sep-2063	$—	$5,676	$5,676	$4,156
	3.65%	Dec-2037	—	7,218	7,308	7,181
	3.72%	Feb-2062	—	4,396	4,406	3,694
	3.90%	Mar-2062	—	3,063	3,066	2,603
	4.00%	Dec-2053	—	59,541	59,518	55,016
	4.10%	Dec-2060	—	21,347	21,366	18,310
	4.70%	May-2053	—	4,494	4,664	3,427
	5.17%	Feb-2050	—	7,295	7,736	7,109
	5.60%	Jun-2038	—	1,951	1,953	1,947
	5.80%	Jan-2053	—	1,903	1,911	1,870
	5.87%	May-2044	—	1,557	1,556	1,554
	5.89%	Apr-2038	—	3,678	3,681	3,672
	6.40%	Aug-2046	—	3,428	3,430	3,426
	6.60%	Jan-2050	—	3,117	3,134	3,091
Total FHA Permanent Securities			—	128,664	129,405	117,056

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Ginnie Mae Securities (26.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$957	$964	$892
	4.50%	Aug-2040	509	516	485
	5.50%	Jan-2033 - Jun-2037	763	762	762
	6.00%	Jan-2032 - Aug-2037	530	530	537
	6.50%	Jul-2028	30	30	30
	7.00%	Apr-2026 - Jan-2030	267	267	269
	7.50%	Aug-2025 - Aug-2030	118	118	118
	8.00%	Sep-2026 - Nov-2030	114	115	118
	8.50%	Aug-2024 - Aug-2027	25	25	26
	9.00%	Sep-2024 - Jun-2025	1	1	1
			3,314	3,328	3,238

Multifamily	1.90%	Feb-2061	22,712	20,562	12,135
	1.95%	Mar-2064	34,224	34,678	25,742
	1.95%	Mar-2064	37,676	37,203	28,604
	2.00%	Oct-2062	53,130	54,868	39,834
	2.00%	Apr-2063	48,745	49,737	36,806
	2.00%	Apr-2063	51,490	52,332	39,382
	2.00%	Jul-2063	44,493	44,880	33,772
	2.00%	Oct-2063	42,195	41,795	31,638
	2.00%	Apr-2062-Mar-2064	301,644	305,025	223,166
	2.08%	Nov-2056	51,133	53,011	39,895
	2.15%	May-2056	440	440	428
	2.20%	Jun-2056	845	843	800
	2.25%	Dec-2048	2,867	2,847	2,618
	2.30%	Mar-2056-Oct-2056	3,154	3,126	2,945
	2.31%	Nov-2051	7,076	7,076	6,049
	2.32%	Sep-2060	26,515	27,869	21,210
	2.35%	Nov-2056-Feb-2061	28,360	29,171	23,319
	2.37%	Jan-2053	22,500	22,639	19,693
	2.40%	Aug-2047-Dec-2057	18,510	18,916	14,889
	2.45%	Apr-2062	14,452	14,677	11,249
	2.50%	Dec-2052-Jan-2061	53,318	54,095	43,785
	2.58%	May-2063	28,371	29,254	22,465
	2.60%	Dec-2055-Jun-2059	8,558	8,580	7,673
	2.62%	Feb-2063	13,692	14,174	10,781
	2.64%	Jan-2063	18,156	18,668	14,217
	2.65%	Oct-2062	6,379	6,529	5,302
	2.67%	Mar-2062	34,720	35,501	28,096
	2.70%	May-2048-Jul-2058	4,934	4,935	4,676
	2.72%	Feb-2044	97	98	94
	2.74%	Apr-2057	23,390	25,298	19,338
	2.75%	Apr-2063	21,546	22,406	17,135
	2.78%	Aug-2058	10,460	11,324	8,671
	2.79%	Apr-2049	4,459	4,494	4,069
	2.80%	Feb-2053	60,000	57,362	43,982
	2.80%	Dec-2059	4,518	4,460	4,319
	2.82%	Apr-2050	759	771	714
	2.94%	Nov-2059	46,686	51,681	38,329
	2.98%	Jun-2063	31,638	32,736	25,723
	3.00%	May-2062	59,245	63,825	49,387
	3.03%	Jan-2056	29,590	31,388	25,626
	3.05%	May-2054	11,545	11,589	9,941
	3.17%	Aug-2059	33,747	37,153	28,648
	3.25%	Sep-2054	17,408	17,275	16,352
	3.25%	Apr-2059	32,150	30,963	30,202
	3.26%	Nov-2043	105	105	104
	3.27%	Apr-2046	23,665	24,828	19,593
	3.30%	Sep-2060	7,602	7,780	6,668
	3.33%	May-2055	6,793	6,472	5,919
	3.34%	Sep-2059	16,564	16,858	14,501
	3.35%	Mar-2044	9,841	9,508	9,446
	3.36%	May-2061	50,657	56,022	43,228
	3.38%	Jan-2060	57,843	57,849	51,096
	3.39%	Feb-2059	13,864	14,114	12,257
	3.41%	Sep-2061	41,133	42,650	35,415
	3.43%	Nov-2061	51,888	53,432	44,618
	3.48%	Sep-2052	2,881	2,969	2,682
	3.50%	Jan-2054	3,307	3,292	3,251
	3.53%	Apr-2042	15,165	15,553	14,017
	3.60%	Jun-2057	13,251	13,679	12,299
	3.60%	Apr-2061	33,274	34,296	28,636
	3.62%	Dec-2057	27,744	28,192	25,124
	3.63%	Dec-2045	8,429	8,155	8,120
	3.65%	Oct-2058	9,999	10,138	9,169
	3.67%	Nov-2035	12,427	12,703	11,650
	3.74%	Aug-2059	15,217	15,489	13,622
	3.75%	Nov-2060	11,033	11,359	9,675
	3.78%	Aug-2060	38,621	38,886	34,112
	3.92%	Aug-2039	38,417	40,080	36,032
	4.00%	Nov-2057	24,242	25,195	21,632
	4.10%	May-2051	3,701	3,973	3,556
	4.25%	Sep-2038	29,063	29,162	28,934
	4.35%	Dec-2060	2,241	2,280	2,106
	4.37%	Feb-2034	23,005	24,793	21,355
	4.45%	Jun-2055	2,428	2,345	2,420
	4.53%	Jan-2061	14,569	14,992	13,738
	4.63%[2]	Sep-2037	1,500	1,471	1,482
	4.90%[2]	Mar-2044	1,000	992	950
	5.25%	Apr-2037	15,670	15,666	15,631
			1,994,666	2,041,532	1,636,737

Total Ginnie Mae Securities			$1,997,980	$2,044,860	$1,639,975

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.2% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Multifamily	2.25%	4.10%	Apr-2064	$47,800	$18,128	$20,141	$1,097
	2.59%	3.59%	Aug-2064	33,822	8,491	9,475	(2,421)
	3.05%	3.05%	Dec-2063	61,795	42,950	43,993	32,468
	3.24%	3.24%	Jan-2064	7,637	18,794	19,332	13,883
	3.60%	5.70%	Dec-2063	259	4,649	4,816	4,087
	3.69%	4.75%	Nov-2063	4,327	8,176	8,346	6,430
	3.75%	5.35%	Jan-2064	290	5,512	5,706	4,864
	4.08%	4.08%	Feb-2064	7,534	7,893	8,236	6,068
	4.14%	4.14%	Sep-2063	308	10,889	11,092	9,526
				163,772	125,482	131,137	76,002

Forward Commitments	5.17%	8.75%	Aug-2065	11,250	—	123	(5)
	5.90%	5.90%	Aug-2065	4,095	—	104	44
				15,345	—	227	39
Total Ginnie Mae Construction Securities				$179,117	$125,482	$131,364	$76,041

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Fannie Mae Securities (44.7% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$113,660	$117,895	$90,743
	2.50%		Jan-2052	—	44,283	44,442	35,447
	3.00%		Apr-2031 - Mar-2052	—	131,376	135,914	110,120
	3.00%		Oct-2051	—	43,252	45,294	35,955
	3.50%		Jan-2042 - Jan-2052	—	94,579	97,315	82,537
	3.50%		Jan-2052	—	37,420	38,346	32,197
	3.87%	Ref. 12M IBOR+162	Nov-2034	—	129	130	130
	4.00%		Jul-2024 - Jul-2052	—	46,575	47,219	42,095
	4.00%		Jun-2052	—	33,039	32,622	29,485
	4.27%	Ref. 12M IBOR+152	Feb-2045	—	1,744	1,768	1,760
	4.50%		May-2024 - Oct-2052	—	142,367	141,807	131,852
	4.77%	Ref. 12M IBOR+155	Apr-2034	—	360	363	360
	4.86%	Ref. 6M IBOR+161	Aug-2033	—	108	107	108
	4.92%	Ref. 12M IBOR+169	Oct-2042	—	1,190	1,208	1,204
	5.00%		May-2034 - Jun-2053	—	134,113	134,869	127,183
	5.23%	1Y UST+223	May-2033	—	113	114	114
	5.50%		Sep-2032 - Jul-2053	—	42,328	42,257	41,080
	5.60%	1Y UST+220	Aug-2033	—	339	339	343
	5.68%	1M SOFR+36	Mar-2037	—	95	95	93
	5.74%	Ref. 12M IBOR+149	Jul-2033	—	99	99	100
	5.75%	1M SOFR+43	Jun-2037	—	447	447	438
	5.83%	1M SOFR+51	Apr-2037	—	216	216	211
	5.89%	1M SOFR+57	Oct-2042	—	1,314	1,318	1,277
	5.93%	1M SOFR+61	Jun-2042	—	2,971	2,973	2,893
	5.97%	1Y UST+222	Jul-2033	—	242	242	245
	5.98%	1M SOFR+66	Mar-2042	—	1,550	1,552	1,517
	6.00%		Nov-2028 - Aug-2053	—	28,165	28,259	27,864
	6.03%	1M SOFR+71	Oct-2043	—	3,092	3,103	3,021
	6.22%	1Y UST+222	Aug-2033	—	160	160	162
	6.46%	Ref. 6M IBOR+155	Nov-2033	—	623	623	630
	6.50%		Sep-2028 - Jul-2036	—	235	239	243
	7.00%		Sep-2027 - May-2032	—	397	398	408
	7.50%		Mar-2030 - Jun-2030	—	4	4	4
	8.00%		Aug-2030 - May-2031	—	30	30	31
				—	906,615	921,767	801,850

Multifamily	1.06%		Dec-2027	—	21,077	21,081	17,758
	1.17%		Aug-2030 - Nov-2030	—	34,339	34,341	26,221
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,685	28,166
	1.25%		Jul-2030	—	37,950	38,039	29,282
	1.26%		Jan-2031	—	25,000	24,996	19,374
	1.27%		Jul-2030	—	14,235	14,306	11,033
	1.31%		Aug-2030	—	4,333	4,377	3,392
	1.32%		Aug-2030	—	21,000	21,197	16,410
	1.38%		Jul-2030	—	10,500	10,601	8,201
	1.41%		Jul-2030	—	3,186	3,209	2,540
	1.46%		Jul-2030	—	7,288	7,359	5,839
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,521	11,776
	1.50%		Aug-2030	—	1,128	1,147	902
	1.52%		Jul-2032	—	14,158	14,250	10,633
	1.53%		Jul-2032	—	10,500	10,621	7,933
	1.55%		Jul-2032	—	20,435	20,670	15,571
	1.57%		Aug-2037	—	46,301	46,477	30,915
	1.57%		Jan-2031	—	21,950	22,004	17,226
	1.58%		Oct-2031	—	57,950	58,153	43,318
	1.65%		Jul-2030	—	1,221	1,242	989
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,856	17,544
	1.74%		Mar-2033	—	6,160	6,227	4,547
	1.76%		Aug-2031 - Dec-2036	—	53,229	53,362	40,887
	1.77%		Sep-2035	—	3,270	3,326	2,256
	1.82%		Jul-2035	—	4,526	4,557	3,280
	1.88%		Nov-2031	—	25,400	25,427	19,479
	1.94%		Apr-2035	—	6,400	6,482	4,736
	2.00%		Apr-2031	—	18,000	18,466	14,362
	2.09%		May-2032 - Jul-2050	—	21,792	22,007	15,112
	2.16%		Sep-2050	—	14,200	14,348	7,408
	2.33%		Nov-2029 - Feb-2030	—	17,833	17,862	15,036
	2.41%		Apr-2051	—	3,662	3,697	2,401
	2.43%		Nov-2031	—	18,655	18,661	15,110
	2.46%		Aug-2026 - Jan-2038	—	55,975	56,048	46,193
	2.47%		Dec-2051	—	13,192	13,367	8,738
	2.49%		Dec-2026 - Nov-2031	—	26,800	26,837	23,265
	2.53%		Jan-2030	—	20,550	20,640	17,276
	2.55%		Sep-2026 - Mar-2030	—	25,230	25,274	22,424
	2.56%		Jul-2038 - Dec-2051	—	24,137	24,166	16,864
	2.57%		Mar-2042	—	25,155	25,165	16,431
	2.61%		Nov-2026	—	9,800	9,823	8,995
	2.67%		Aug-2029	—	37,700	37,887	33,011
	2.70%		Nov-2025	—	14,080	14,081	13,316
	2.76%		Oct-2031	—	10,189	10,288	8,612
	2.85%		Aug-2031	—	8,760	8,792	7,357
	2.91%		Jun-2031	—	25,000	25,081	21,309
	2.92%		Apr-2028	—	15,270	15,293	13,882
	2.92%		Jun-2027	—	64,401	64,420	59,442
	2.93%		Apr-2038	—	35,767	35,786	27,325
	2.94%		Jun-2027 - Jul-2039	—	28,995	29,018	26,827
	2.96%		Sep-2034	—	20,000	20,563	15,792
	2.97%		Sep-2034	—	12,826	12,977	10,559
	2.99%		Jun-2025	—	2,501	2,501	2,396
	3.00%		May-2027	—	6,215	6,219	5,735
	3.01%		Apr-2052	—	7,325	7,330	5,192
	3.02%		Jun-2027	—	3,531	3,533	3,272
	3.03%		Sep-2027	—	22,755	22,793	21,056
	3.04%		Apr-2030	—	24,490	24,523	21,689
	3.05%		Apr-2030	—	25,191	25,202	22,338
	3.12%		Apr-2030	—	12,386	12,388	10,960
	3.13%		May-2026	—	3,115	3,127	2,967
	3.14%		Apr-2029	—	7,454	7,460	6,746
	3.17%		Jun-2029	—	22,345	22,404	20,087
	3.18%		May-2035	—	8,703	8,778	7,681
	3.21%		May-2030	—	6,291	6,330	5,599
	3.24%		May-2052	—	6,360	6,484	4,648
	3.30%		May-2029	—	3,532	3,614	3,241
	3.31%		Oct-2027	—	14,747	14,779	13,720
	3.36%		Oct-2029	—	10,287	10,289	9,379
	3.40%		Oct-2026	—	2,674	2,675	2,535
	3.42%		Apr-2035	—	4,927	4,973	4,204
	3.46%		Apr-2031	—	12,666	12,711	11,171
	3.50%		Aug-2039	—	13,060	13,060	10,511
	3.63%		Jul-2035	—	20,939	20,958	18,017
	3.66%		Oct-2023	—	4,208	4,208	4,191
	3.68%		Jul-2028	—	11,813	12,066	10,923
	3.70%		Oct-2033	—	19,865	19,922	17,533
	3.91%		Aug-2032	—	26,250	26,525	23,761
	4.05%		Jun-2030	—	10,632	10,515	9,918
	4.11%		Aug-2032	—	15,627	15,693	14,238
	4.31%		Jun-2033	—	8,587	8,613	7,977
	4.32%		Mar-2028	—	41,708	41,825	39,767
	4.37%		Jun-2033	—	21,805	21,831	20,371
	4.39%		Feb-2030	—	21,148	21,094	19,864
	4.48%		Jul-2030	—	20,915	20,915	20,001
	4.52%		Sep-2033	—	11,361	11,252	10,724
	4.55%		Jul-2030	—	10,699	10,722	10,274
	4.56%		Feb-2028	—	29,835	29,895	28,741
	4.69%		Feb-2030 - Jun-2035	—	19,350	19,398	18,624
	4.74%		Sep-2033	—	13,405	13,441	12,884
	4.76%		Sep-2030	—	7,757	7,760	7,555
	4.80%		Oct-2052	—	12,341	12,378	10,783
	4.82%		Jul-2030	—	4,860	4,864	4,744
	4.86%		Jun-2033	—	10,000	10,081	9,496
	4.88%		Jul-2030	—	11,665	11,866	11,421
	4.96%		Aug-2033	—	3,465	3,465	3,440
	4.99%		Apr-2033	—	22,738	23,068	21,820
	5.00%		Sep-2033	—	15,366	15,402	15,152
	5.06%		Dec-2032	—	46,805	48,332	46,202
	5.13%		Sep-2028	—	14,584	14,770	14,538
	5.30%		Aug-2029 - Sep-2033	—	7,076	7,137	7,102
	5.35%		Dec-2032	—	11,954	12,618	12,047
	5.51%	1M SOFR+20	Nov-2031	—	40,943	40,947	40,046
	5.52%	1M SOFR+21	Mar-2031	—	23,855	23,855	23,361
	5.53%	1M SOFR+22	Mar-2031	—	10,075	10,075	9,893
	5.60%	1M SOFR+29	Feb-2029	—	20,000	20,004	19,590
	5.69%		Jun-2041	—	4,105	4,182	4,097
	5.72%	1M SOFR+40	Feb-2028	—	30,135	30,135	29,665
	5.74%	1M SOFR+42	Mar-2028	—	37,954	37,954	37,385
	5.75%		Jun-2041	—	1,994	2,037	1,993
	5.77%	1M SOFR+45	Jan-2028	—	22,425	22,425	22,120
	5.78%	1M SOFR+46	Dec-2027	—	17,821	17,821	17,589
	5.78%	1M SOFR+47	Jun-2029	—	70,000	70,015	69,944
	5.80%	1M SOFR+49	May-2032	—	28,526	28,529	28,604
	5.83%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,987
	5.91%	1M SOFR+60	Apr-2034	—	24,904	24,370	24,428
	5.96%		Jan-2029	—	193	193	192
	6.01%	1M SOFR+69	May-2029	—	17,364	17,368	17,383
	6.01%	1M SOFR+69	Jun-2029	—	41,302	41,302	41,352
	6.16%	1M SOFR+85	Nov-2032	—	15,800	15,804	15,800
				—	2,231,829	2,240,838	1,948,919

Forward Commitments	2.21%		Dec-2039	41,587	—	—	(13,229)
	2.58%		Jan-2040	11,700	—	—	(3,312)
	2.59%		Feb-2039 - Mar-2039	35,409	—	—	(9,748)
	2.72%		Jul-2040	27,794	—	278	(7,958)
	4.47%		Jul-2041	10,058	—	—	(1,359)
				126,548	—	278	(35,606)

When Issued[5]	5.52%		Oct-2033	—	3,860	3,960	3,909
	5.16%		Oct-2030	—	7,899	7,978	7,866
	5.05%		Oct-2030	—	14,596	14,671	14,448
				—	26,355	26,609	26,223

Total Fannie Mae Securities				$126,548	$3,164,799	$3,189,492	$2,741,386

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Freddie Mac Securities (8.2% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$—	$5,446	$5,501	$4,435
	3.00%		Aug-2042 - Sep-2046	—	22,387	22,741	19,409
	3.50%		Jan-2026 - Oct-2046	—	41,187	41,972	36,552
	4.00%		Nov-2024 - Aug-2047	—	39,144	40,469	35,623
	4.46%	1Y UST+223	Oct-2033	—	132	131	133
	4.50%		Jan-2038 - Dec-2044	—	10,615	10,991	10,132
	5.00%		Jun-2026 - Mar-2041	—	1,631	1,629	1,610
	5.35%	1Y UST+223	Jun-2033	—	29	29	29
	5.50%		Apr-2033 - Jul-2038	—	1,525	1,523	1,529
	5.73%	1M SOFR+41	Feb-2036	—	219	219	216
	5.76%	1M SOFR+44	May-2037	—	67	67	65
	5.78%	1M SOFR+46	Jan-2043 - Apr-2036	—	1,993	1,994	1,926
	5.83%	1M SOFR+51	Aug-2043	—	1,808	1,808	1,751
	5.91%	1M SOFR+59	Oct-2040	—	1,377	1,376	1,332
	5.93%	1M SOFR+61	Oct-2040 - Jun-2044	—	4,912	4,913	4,783
	5.98%	1M SOFR+66	Nov-2040	—	1,246	1,253	1,217
	6.00%		Dec-2033 - Oct-2037	—	2,123	2,139	2,158
	6.02%	Ref. 12M IBOR+178	Jul-2035	—	92	92	93
	6.10%	1M SOFR+78	Aug-2037	—	1,525	1,536	1,516
	6.50%		Apr-2028 - Nov-2037	—	274	275	282
	7.00%		Apr-2028 - Mar-2030	—	14	14	15
	7.50%		Aug-2029 - Apr-2031	—	13	13	15
	8.50%		Jul-2024	—	5	5	5
				—	137,764	140,690	124,826

Multifamily	2.04%		May-2050	—	19,799	20,243	12,292
	2.40%		Jun-2031	—	7,444	7,508	6,179
	2.42%		Jun-2031	—	11,768	11,881	9,783
	3.28%		Dec-2029	—	15,621	15,728	14,065
	3.34%		Dec-2029	—	9,266	9,344	8,366
	3.35%		Oct-2033	—	33,450	33,345	29,737
	3.50%		Jan-2026	—	17,747	17,767	17,025
	3.60%		Apr-2030	—	24,212	24,605	22,048
	3.68%		Oct-2025	—	10,000	10,025	9,591
	4.19%		Jul-2033	—	13,015	11,993	11,913
	4.25%		Jan-2028	—	93,650	92,710	89,449
	4.36%		Dec-2029	—	9,198	9,143	8,745
	4.83%		Jan-2039	—	9,958	10,052	9,343
	4.90%		Dec-2032	—	10,207	10,185	9,714
	5.51%	1M SOFR+20	Aug-2031	—	23,345	23,345	22,890
	5.54%	1M SOFR+23	Jul-2027	—	3,879	3,880	3,866
	5.55%	1M SOFR+24	Nov-2027 - Jun-2031	—	61,140	61,142	60,183
	5.56%	1M SOFR+25	Dec-2030	—	14,299	14,299	14,179
	5.61%	1M SOFR+30	Dec-2030	—	12,249	12,249	12,135
	5.67%	1M SOFR+36	Oct-2030	—	6,219	6,219	6,163
	5.69%	1M SOFR+37	Nov-2030	—	8,849	8,849	8,798
	5.76%	1M SOFR+44	Oct-2030	—	3,524	3,524	3,501
				—	418,839	418,036	389,965

Forward Commitments	2.38%		Feb-2034	43,500	—	163	(8,933)
	3.86%		May-2040	27,450	—	—	(4,023)
				70,950	—	163	(12,956)

Total Freddie Mac Securities				$70,950	$556,603	$558,889	$501,835

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (7.0% of net assets)

		Interest Rates[3]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	Illinois Housing Development Auth	—	0.40%	Dec-2024	$470	$470	$452
	Mass Housing	—	0.50%	Dec-2023	3,810	3,810	3,788
	City of St. Louis Park, MN	—	2.93%	Jan-2026	20,577	20,575	20,259
	Illinois Housing Development Auth	2.06%	—	Jan-2042	27,175	27,178	17,455
	Illinois Housing Development Auth	2.07%	—	Jul-2041	84,895	84,894	55,902
	Mass Housing	2.60%	—	Jun-2063	26,375	26,375	13,758
	Illinois Housing Development Auth	2.65%	—	Jul-2062	21,455	21,484	12,957
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	8,963
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	7,968
	NYC Housing Development Corp	3.10%	—	Oct-2046	20,237	20,238	15,961
	NYC Housing Development Corp	3.25%	—	May-2050	11,965	11,990	8,664
	Connecticut Housing Finance Auth	3.25%	—	Nov-2049	10,240	10,240	7,146
	Mass Housing[6]	3.30%	—	Dec-2059	8,340	8,345	5,355
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	13,705
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	13,705
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	2,936
	Mass Housing[6]	3.85%	—	Dec-2058	9,450	9,448	6,667
	NYC Housing Development Corp	3.95%	—	Nov-2043	12,800	12,800	10,886
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	14,315	14,418	13,018
	MassHousing	4.13%	—	Dec-2036	5,000	5,000	4,681
	NYC Housing Development Corp	4.13%	—	Nov-2040 - Nov-2053	13,305	13,305	11,587
	NYC Housing Development Corp	4.20%	—	Dec-2039	8,305	8,305	7,549
	NYC Housing Development Corp	4.30%	—	Nov-2045	3,000	3,000	2,673
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	21,329
	MassHousing	4.50%	—	Jun-2056	45,000	45,000	39,582
	MassHousing	4.50%	—	Dec-2065	30,060	30,092	25,162
	Mass Housing[6]	4.90%	—	Jun-2066	26,645	26,682	24,362
	Mass Housing[6]	5.11%	—	Jun-2066	53,425	53,466	50,716

Total State Housing Finance Agency Securities					$549,319	$549,590	$427,186

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Other Mutifamily Investments (4.9% of net assets)

		Interest Rates[3,4]			Maturity	Unfunded		Amortized
	Issuer	Permanent	Construction		Date	Commitments[1]	Face Amount	Cost	Value
Direct Loans	Wilder Square (Level 3)	—	3.25%		Mar-2024	—	8,023	8,022	7,921
	University and Fairview (Level 3)	—	3.45%		Jun-2024	—	14,998	14,976	14,884
	University and Fairview (Level 3)	—	3.45%		Dec-2023	—	22,511	22,458	22,079
	Peregrine Apartments (Level 3)	—	3.60%		Jun-2024 - Dec-2024	4,860	22,934	22,887	21,924
	The Crest Apartments (Level 3)	—	3.75%		Dec-2023 - Jun-2024	1,873	11,442	11,404	11,160
	Ladder 260 - Tax Exempt (Level 3)	—	4.04%		Nov-2025	3,637	4,525	4,529	4,180
	99 Ocean (Level 3)	—	4.05%		Oct-2024	4,393	47,607	47,349	45,912
	Hudson Exchange (Level 3)	—	5.50%		Jun-2027	42,857	7,143	7,030	7,353
	53 Colton Street (Level 3)	—	6.95%	Prime Rate-105	Dec-2023	—	16,017	16,011	15,918
	Soul (Level 3)	—	7.07%	1M SOFR+225	Apr-2025	13,695	11,055	10,881	10,833
	53 Colton Street (Level 3)	—	7.15%	Prime Rate-85	Dec-2023	272	1,770	1,762	1,757
	San Cristina (Level 3)	—	7.42%	1M SOFR+260	Sep-2024	6,671	10,801	10,710	10,723
	18 Sixth Ave at Pacific Park (Level 3)	—	7.35%	1M Term SOFR+231	Dec-2024	2,829	14,393	14,376	14,281
	18 Sixth Ave at Pacific Park (Level 3)	—	7.35%	1M Term SOFR+231	Dec-2024	6,666	76,112	76,008	75,574
	311 W 42nd Street (Level 3)	—	8.22%	1M Term SOFR+311	Nov-2024	28,675	21,325	21,166	21,401
	Granada (Level 3)	—	11.17%	1M SOFR+635	Jan-2024	—	13,000	12,990	12,951
						116,428	303,656	302,559	298,851

Forward Commitments	Soul (Level 3)	—	7.67%	1M SOFR+285	Apr-2025	12,501	—	(101)	(16)
						12,501	—	(101)	(16)

Privately Insured Construction/Permanent Mortgages[7]	Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,820	2,828	2,799
	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	860	869	854
						—	3,680	3,697	3,653
Total Other Multifamily Investments						$128,929	$307,336	$306,155	$302,488

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (0.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Citigroup	3.62%	Jul-2047	$8,000	$8,154	$7,832
Barclays/ JP Morgan	3.80%	Jul-2047	2,250	2,293	2,199
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,096	4,966
Barclays/ JP Morgan	4.00%	Apr-2047	3,792	3,866	3,749
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,388	19,828
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,079	6,762
Cantor/Deutsche Bank	4.24%	Feb-2047	5,768	5,878	5,730
Total Commercial Mortgage Backed Securities			$51,635	$52,754	$51,066

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

United States Treasury Securities (3.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
1.75%	Aug-2041	$20,000	$19,493	$12,436
2.00%	Nov-2041	7,000	6,670	4,535
2.25%	May-2041	42,000	43,249	28,777
2.38%	Feb-2042	15,000	15,285	10,352
2.88%	May-2032	15,000	14,897	13,165
3.00%	Aug-2052	20,000	18,159	14,551
3.63%	Feb-2053	10,000	9,694	8,259
3.88%	Feb-2043	105,000	105,194	91,291
4.00%	Nov-2042	15,000	14,764	13,299
4.13%	Aug-2053	40,000	37,005	36,301
Total United States Treasury Securities		$289,000	$284,410	$232,966

Total Fixed-Income Investments		$7,170,818	$7,246,919	$6,089,999

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value
HIT Advisers[8] (Level 3)	$1	$—	$499
Total Equity Investment	$1	$—	$499

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Short-Term Investments (0.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	5.33%[9]	Oct-2023	$40,000	$39,994	$39,994

Blackrock Federal Funds	5.24%[10]	Oct-2023	667	667	667
Total Short-Term Investments			$40,667	$40,661	$40,661

Total Investments			$7,211,486	$7,287,581	$6,131,159

Schedule of Portfolio Investments

Septebmer 30 2023 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount 1.6% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)
Futures Long
CBOT Ultra 10-Year U.S. Treasury	875	Dec-2023	$100,686	$97,617	$(3,068)
Total Futures Contracts					$(3,068)

Schedule of Portfolio Investments

September 30, 2023

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $505.5 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of September 29, 2023.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate

Item 1. Schedule of Investments

(Schedule of Investments)

 NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2023

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. Portfolio securities for which market quotations are readily available are valued at market price as supplied by a third-party pricing vendor. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are deemed unreliable or for which prices from independent pricing services are not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on September 30, 2023 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

The following table presents the HIT’s valuation levels as of September 30, 2023:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$-	$117,056	$-	$117,056
Ginnie Mae Securities	-	1,639,975	-	1,639,975
Ginnie Mae Construction Securities	-	76,002	-	76,002
Fannie Mae Securities	-	2,750,769	-	2,750,769
Freddie Mac Securities	-	514,791	-	514,791
Commercial Mortgage-Backed Securities	-	51,066	-	51,066
State Housing Finance Agency Securities	-	427,186	-	427,186
Other Multifamily Investments
Direct Loans	-	-	298,851	298,851
Privately Insured Construction/Permanent Mortgages	-	3,653	-	3,653
Total Other Multifamily Investments	-	3,653	298,851	302,504
United States Treasury Securities	-	232,966	-	232,966
Equity Investments	-	-	499	499
Short-Term Investments	40,661	-	-	17,668
Other Financial Instruments[1]	-	(22,300)	(16)	(22,316)
Total Investment	$40,661	$5,791,164	$299,334	$6,131,159

Derivative Investments:	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts[2]	$(3,068)	-	-	$(3,068)
Total Derivative Investments	$(3,068)	-	-	$(3,068)

1.If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2. Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2023.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Other Financial Instruments	Total
Beginning balance,12/31/2022	$217,373	$236	$(174)	$217,435
Cost of Purchases	90,119	—	—	90,119
Paydowns/Settlements	(12,249)	—	—	(12,249)
Total Unrealized Gain(Loss)(a)	3,608	263	158	4,029
Ending balance, 9/30//2023	$298,851	$499	$(16)	$299,334

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2023 totaled $4,029,000 and is included in the Statement of Operations.

For the nine months ended Sepember 30, 2023, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans which were valued by an independent pricing service at September 30, 2023, utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.17 to 3.71. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 471 to 554 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At September 30, 2023, investments for federal income tax purposes approximated book cost at amortized cost of $7,287,581,000.  Net unrealized losses aggregated $1,156,422,000 at period-end, of which $1,578,000 related to appreciated investments and $1,158,000,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also, in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2023, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2022	$500
Advances in 2023	27
Repayment by HIT Advisers in 2023	—
Ending Balance, 9/30/2023	$527

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2022	$100
Advances in 2023	948
Repayment by BACDE in 2023	(853)
Ending Balance, 9/30/2023	$195

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of September 30, 2023
Assets	$2,334
Liabilities	$1,835
Equity	$499

For the nine months ended September 30, 2023
Income	$1,344
Expenses	(955)
Tax Expense	(112)
Net Income (Loss)	$277